Provisions (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Disclosure Of Other Provisions [Line Items]
Provisions other than provisions for expected credit losses	$ 4,666	$ 5,146	$ 4,799
Provisions for expected credit losses	415	348	332
Total provisions	$ 5,082	$ 5,495	$ 5,131